FDIC Indemnification Asset	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FDIC Indemnification Asset [Abstract]
FDIC Indemnification Asset

Note 6  FDIC Indemnification Asset

The FDIC indemnification asset represents the present value of estimated future payments to be received from the FDIC under the terms of BankUnited's loss sharing agreements with the FDIC.

When the Company recognizes gains or losses related to covered assets in its consolidated financial statements, changes in the estimated amount recoverable from the FDIC under the loss sharing agreements with respect to those gains or losses are also reflected in the consolidated financial statements. Covered loans may be resolved through repayment, short sale of the underlying collateral, foreclosure or, for the non-residential portfolio, charge-off, or by sale of the loans. For loans resolved through repayment, short sale or foreclosure, the difference between consideration received in satisfaction of the loans and the carrying value of the loans is recognized in the statement of operations line item "Income (loss) from resolution of covered assets, net." Losses from the resolution or permanent modification of covered loans increase the amount recoverable from the FDIC under the loss sharing agreements. Gains from the resolution of covered loans reduce the amount recoverable from the FDIC under the loss sharing agreements. Similarly, differences in proceeds received on disposition of OREO and the carrying amount of the OREO result in gains or losses and reduce or increase the amount recoverable from the FDIC under the loss sharing agreements. Increases in valuation allowances related to covered assets also increase the amount estimated to be recoverable from the FDIC. These additions to or reductions in amounts recoverable from the FDIC related to the resolution of covered assets are recorded in the income statement line item "Net gain (loss) on indemnification asset" and reflected as corresponding increases or decreases in the FDIC indemnification asset.

The following table summarizes the components of the gains and losses associated with covered assets, plus the provision for loan losses on non-covered loans, along with the related additions to or reductions in the amounts recoverable from the FDIC under the loss sharing agreements, as reflected in the consolidated statements of operations for the three and six months ended June 30, 2011 and 2010 (in thousands):

	Three Months Ended June 30, 2011			Three Months Ended June 30, 2010
	Transaction Income (Loss)	Net Gain (Loss) on Indemnification Asset	Net Impact on Pre- tax Earnings	Transaction Income (Loss)	Net Gain (Loss) on Indemnification Asset	Net Impact on Pre- tax Earnings
Provision for losses on covered loans	$6,443	$(5,807)	$636	$(16,738)	$12,381	$(4,357)
Provision for losses on non-covered loans	(3,551)	—	(3,551)	(1,170)	—	(1,170)
Total provision for loan losses	2,892	(5,807)	(2,915)	(17,908)	12,381	(5,527)
Income (loss) from resolution of covered assets, net	3,076	1,051	4,127	58,593	(42,176)	16,417
Gain (loss) on sale of OREO	(12,264)	9,445	(2,819)	1,693	(1,284)	409
Impairment of OREO	(8,187)	6,623	(1,564)	(5,063)	4,129	(934)
Net OREO gain (loss)	(20,451)	16,068	(4,383)	(3,370)	2,845	(525)
Total	$(14,483)	$11,312	$(3,171)	$37,315	$(26,950)	$10,365

	Six Months Ended June 30, 2011			Six Months Ended June 30, 2010
	Transaction Income (Loss)	Net Gain (Loss) on Indemnification Asset	Net Impact on Pre- tax Earnings	Transaction Income (Loss)	Net Gain (Loss) on Indemnification Asset	Net Impact on Pre- tax Earnings
Provision for losses on covered loans	$(3,574)	$832	$(2,742)	$(24,422)	$18,991	$(5,431)
Provision for losses on non-covered loans	(4,990)	—	(4,990)	(1,669)	—	(1,669)
Total provision for loan losses	(8,564)	832	(7,732)	(26,091)	18,991	(7,100)
Income (loss) from resolution of covered assets, net	2,366	4,154	6,520	94,990	(71,579)	23,411
Gain (loss) on sale of OREO	(24,474)	18,388	(6,086)	3,167	(2,196)	971
Impairment of OREO	(17,786)	14,260	(3,526)	(5,901)	4,799	(1,102)
Net OREO gain (loss)	(42,260)	32,648	(9,612)	(2,734)	2,603	(131)
Total	$(48,458)	$37,634	$(10,824)	$66,165	$(49,985)	$16,180

Changes in the FDIC indemnification asset for the six months ended June 30, 2011 and the year ended December 31, 2010 were as follows (in thousands):

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Balance, beginning of period	$2,667,401	$3,279,165
Accretion	34,443	134,703
Reduction for claims filed	(486,558)	(764,203)
Net gain (loss) on indemnification asset	37,634	17,736
Balance, end of period	$2,252,920	$2,667,401

Under the terms of the loss sharing agreements, the Company is also entitled to reimbursement from the FDIC for certain expenses related to covered assets upon final resolution of those assets. For the six months ended June 30, 2011 and 2010, non-interest expense includes approximately $17.5 million and $28.3 million, respectively, of disbursements subject to reimbursement at the 80% level under the loss sharing agreements. For the six months ended June 30, 2011 and 2010, claims of $18.7 million and $14.3 million, respectively, were submitted to the FDIC for reimbursement. As of June 30, 2011, $22.6 million of disbursements remain to be submitted for reimbursement from the FDIC in future periods as the related covered assets are resolved.

Note 5 FDIC Indemnification Asset

        When the Company recognizes gains or losses related to covered assets in its consolidated financial statements, changes in the estimated amount recoverable from the FDIC under the loss sharing agreements with respect to those gains or losses are also reflected in the consolidated financial statements. Covered loans may be resolved through repayment, short sale of the underlying collateral, foreclosure or, for the non-residential portfolio, charge-offs, or by sale of the loans. For loans resolved through repayment, short sale or foreclosure, the difference between consideration received in satisfaction of the loans and the carrying value of the loans is recognized in the income statement line item "Income from resolution of covered assets, net." Losses from the resolution or permanent modification of covered loans increase the amount recoverable from the FDIC under the loss sharing agreements. Gains from the resolution of covered loans reduce the amount recoverable from the FDIC under the loss sharing agreements. Similarly, differences in proceeds received on disposition of OREO and the carrying amount of the OREO result in gains or losses and reduce or increase the amount recoverable from the FDIC under the loss sharing agreements. Increases in valuation allowances related to covered assets also increase the amount estimated to be recoverable from the FDIC. These additions to or reductions in amounts recoverable from the FDIC related to the resolution of covered assets are recorded in the income statement line item "Net gain (loss) on indemnification asset resulting from net recoveries" and reflected as corresponding increases or decreases in the FDIC indemnification asset.

        The following table summarizes the components of the gains and losses associated with covered assets, plus the provision for loan losses on non-covered loans, along with the related additions to or reductions in the amounts recoverable from the FDIC under the loss sharing agreements, as reflected in the consolidated statements of income for the year ended December 31, 2010 and the period ended December 31, 2009 (in thousands):

	December 31, 2010
	Transaction Income (Loss)	Net Gain (Loss) on Indemnification Asset From Net Recoveries	Net Impact on Pre-tax Earnings
Provision for losses on covered loans	$(46,481)	$29,291	$(17,190)
Provision for losses on non-covered loans	(4,926)	—	(4,926)

Total provision for loan losses	(51,407)	29,291	(22,116)

Income from resolution of covered assets, net	121,462	(84,138)	37,324
Loss on sale of covered loans, net	(76,360)	57,747	(18,613)

	45,102	(26,391)	18,711

Loss on sale of OREO	(2,174)	1,932	(242)
Impairment of OREO	(16,131)	12,904	(3,227)

	(18,305)	14,836	(3,469)

Total	$(24,610)	$17,736	$(6,874)

        In addition to the loss on covered loans reflected in the table above, the income statement line item "Loss on sale of loans, net" for the year ended December 31, 2010 includes approximately $50 thousand of gains on the sale of loans held for sale. These transactions are not subject to the loss sharing agreements.

	December 31, 2009
	Transaction Income (Loss)	Net Gain (Loss) on Indemnification Asset From Net Recoveries	Net Impact on Pre-tax Earnings
Provision for losses on covered loans	$(21,287)	$14,433	$(6,854)
Provision for losses on non-covered loans	(1,334)	—	(1,334)

Total provision for loan losses	(22,621)	14,433	(8,188)

Income from resolution of covered assets, net	120,954	(88,801)	32,153
Loss on sale of covered loans, net	(47,078)	37,600	(9,478)

	73,876	(51,201)	22,675

Loss on sale of OREO	(807)
Impairment of OREO	(21,055)

	(21,862)	15,007	(6,855)

Total	$29,393	$(21,761)	$7,632

        Changes in the FDIC indemnification asset for year ended December 31, 2010 and the period ended December 31, 2009 were as follows (in thousands):

	December 31, 2010	December 31, 2009
Balance, beginning of period	$3,279,165	$3,442,890
Accretion	134,703	149,544
Reduction for claims filed	(764,203)	(291,508)
Gain (loss) on indemnification asset resulting from net recoveries	17,736	(21,761)

Balance, end of period	$2,667,401	$3,279,165

        Under the terms of the loss sharing agreements, the Company is also entitled to reimbursement from the FDIC for certain expenses related to covered assets upon final resolution of those assets. For the year ended December 31, 2010 and the period ended December 31, 2009 non-interest expense includes approximately $49.7 million and $26.1 million, respectively, of disbursements subject to reimbursement under the loss sharing agreements. For those same periods, claims of $29.8 million and $8.1 million, respectively, were submitted to the FDIC for reimbursement. As of December 31, 2010, $28.5 million of disbursements remain to be submitted for reimbursement from the FDIC in future periods as the related covered assets are resolved.